BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2015
BUSINESS COMBINATION [Abstract]
BUSINESS COMBINATION

4. BUSINESS COMBINATION

For Enterprise Business

Acquisition of NationSky

On May 11, 2012, the Group acquired 55% of the equity interests in NationSky, which is engaged in enterprise mobility services, for cash consideration of US$3,157 and 2,300,000 common shares of the Company, the fair value of which was US$4,196. The Group began to consolidate NationSky's financial statements on June 1, 2012. The purpose of the acquisition was to expand into the enterprise mobility market.

On the acquisition date, the fair value of share consideration is measured based on the market price of the Company's share on the acquisition date. The valuations used in the purchase price allocation were determined by the Company with the assistance of an independent third party valuation firm with the income approach applied. The allocation of the consideration for assets acquired, liability assumed and non-controlling interest based on their fair value was as follows:

As of May 11, 2012
US$
Cash consideration	3,157
Shares consideration	4,196
Total consideration transferred	7,353
Cash	3,892
Other tangible assets	4,482
Identifiable intangible assets acquired	5,058
Liability assumed	(3,367)
Goodwill	2,083
Fair value of non-controlling interest	(4,795)
Total	7,353

Total identifiable intangible assets acquired upon acquisition mainly include customer relationships of US$1,310 with an estimated useful life of 6.6 years, revenue sharing agreements of US$2,462 with estimated useful life of 7.6 years, non-compete agreement of US$347 with estimated useful life of 6.6 years, and platform technology to develop the customized mobile applications of US$939 with estimated useful life of 5 years.

The excess of the purchase price over the tangible assets, identifiable intangible assets acquired and liabilities assumed was recorded as goodwill relating to enterprise unit. In accordance with ASC 350, goodwill is not amortized but is tested for impairment and is not deductible for tax purposes.

The fair value of non-controlling interest in NationSky has been determined in the valuation mainly based on the number of shares held by non-controlling shareholders and the equity value close to the acquisition date, taking into consideration a 20% discount for lack of control. The equity value close to the acquisition date was implied by the fair value of cash and shares transferred on the acquisition date as consideration for the acquisition.

The amount of net revenue and net income of NationSky included in the Group's consolidated statements of comprehensive income/loss from the acquisition date to December 31, 2012 are US$12,552 and US$1,184, respectively.

Prior to the acquisition, NationSky did not prepare its financial statements in accordance with U.S. GAAP. The Company determined that the cost of reconstructing the financial statements of NationSky for the periods prior to the acquisition outweighed the benefits. Thus the Company's management believes the presentation of pro forma financial information with respect to the results of operations of the Group for the business combination is impracticable.

On July 15, 2013, the Group acquired all of the remaining equity interest of NationSky held by the non-controlling shareholder, representing 45% of the outstanding share capital of NationSky, for an aggregate cash consideration of approximately US$11,024 and 8,352,940 common shares of the Company, the fair value of which is US$16,355. Effective upon July 15, 2013, NationSky became the wholly owned subsidiary of Beijing Technology.

In November 2015, the Group entered into an agreement with former member of management of NationSky and a third party company to divest all of  the equity interests of NationSky for a total cash consideration of   RMB510,000. On December 30, 2015, the deal was closed with all the consideration received by the Group. The Group recorded a gain from the disposal of a subsidiary of approximately $56,211 related to the completion of the NationSky divestment for the year ended December 31, 2015. Because the Group still keeps and continuously expands the enterprise mobility service business line, thus the sale of NationSky does not represent a strategic shift of the Group; the Group does not consider the disposal of NationSky as discontinued operation on the consolidated financial statements. The carrying amount of goodwill and intangible assets result from the acquisition of NationSky, which are US$2,033, US$1,905 are entirely included as part of the carrying amount of NationSky in determining the gain of the disposal rather than using a relative fair value method as NationSky has been operated as a standalone entity. The goodwill remaining in the portion of the enterprise reporting unit to be retained was tested for impairment using its adjusted carrying amount at the date of disposal and no impairment was recorded.

Acquisition of NQ Shenzhen

On June 8, 2013, the Group acquired 100% of the equity interests in NQ Shenzhen for cash consideration of US$809 and 1,314,815 common shares of the Company, the fair value of which was US$2,125. NQ Shenzhen is primarily engaged in development of education platform and education software and providing education service by internet and multi-media mediums. The Group began to consolidate NQ Shenzhen's financial statements on June 30, 2013. The purpose of the acquisition was to add a new category of software services to the Group's growing product portfolio and expand the business into youth education industry.

On the acquisition date, the fair value of share consideration is measured based on the market price of the Company's share on the acquisition date. The valuations used in the purchase price allocation were determined by the Company with the assistance of an independent third party valuation firm with the income approach applied. The allocation of the consideration for assets acquired and liability assumed based on their fair value was as follows:

As of June 30, 2013
US$
Cash consideration	809
Shares consideration	2,125
Total consideration transferred	2,934
Cash	66
Other working capital	51
Identifiable intangible assets acquired	599
Goodwill	2,218
Total	2,934

Total identifiable intangible assets acquired include customer relationships of US$243 with an estimated useful life of 3 years and platform technology of US$356 with an estimated useful life of 5 years.

The excess of the purchase price over the tangible assets, identifiable intangible assets acquired and liabilities assumed was recorded as goodwill relating to enterprise segment. In accordance with ASC 350, goodwill is not amortized but is tested for impairment and is not deductible for tax purposes.

The amount of net revenue and net losses of NQ Shenzhen included in the Group's consolidated statements of comprehensive income/loss from the acquisition date to December 31, 2013 are US$297 and US$19, respectively.

In June 2015, The Group treated the fact that the total fair value of NQ Shenzhen was lower than the carrying value of NQ Shenzhen's net assets as an indicator that the goodwill associated with NQ Shenzhen should be impaired. As NQ Shenzhen is a standalone entity since acquired, the goodwill is written off entirely rather than allocated it based on relatively fair value. Accordingly, US$2,241 of goodwill is impaired. Meanwhile, the intangible assets acquired as part of NQ Shenzhen acquisition is recorded in impairment loss of US$298.

           In July 2015, the Group divested 100% equity interests of NQ Shenzhen to a third party. No disposal gain or loss was recognized.

As the sale of NQ Shenzhen does not represent a strategic shift of the Group, the Group does not consider the disposal of NQ Shenzhen as discontinued operation on the consolidated financial statements as of December 31, 2015.

Acquisition of Ruifeng

On October 15, 2013, the Group acquired 100% of the equity interests of Ruifeng for a fixed cash consideration of US$2,403 and 1,825,349 common shares of the Company, the fair value of which was approximately US$7,593. Ruifeng is primarily engaged in enterprise mobility system development and iOS training services. The purpose of the acquisition was to enhance the research and development capability in enterprise mobility and acquire the expertise for system and application development. The Group began to consolidate Ruifeng's financial statement on November 1, 2013.

On the acquisition date, the fair value of share consideration is measured based on the market price of the Company's share of the equity interest on the acquisition date. The valuations used in the purchase price allocation were determined by the Company with the assistance of an independent third party valuation firm with the income approach applied. The allocation of the consideration for assets acquired and liability assumed based on their fair value was as follows:

As of November 1, 2013
US$
Cash consideration	2,403
Shares consideration	7,593
Total consideration transferred	9,996
Cash	15
Other current assets	1,949
Fixed assets	735
Identifiable intangible assets acquired	1,742
Goodwill	9,050
Payables to third party business partners	(2,663)
Other liability assumed	(832)
Total	9,996

Total identifiable intangible assets acquired mainly consist of (i) training license authorized by Apple of US$1,221 with an estimated useful life of 2.7 years; and (ii) mobile application technology of US$521, including mobile applications development, mobile system management, mobile marketing platform, etc, with an estimated useful life of 4.2 years.

The excess of the purchase price over the tangible assets, identifiable intangible assets acquired and liabilities assumed was recorded as goodwill relating to enterprise segment. Goodwill primarily represents the expected synergies from combining operations of Ruifeng with those of the Group, which are complementary to each other, and intangible assets that do not qualify for separate recognition. In accordance with ASC350, goodwill is not amortized but is tested for impairment and is not deductible for tax purposes.

The amount of net revenue and net losses of Ruifeng included in the Group's consolidated statements of comprehensive income/loss from the acquisition date to December 31, 2013 are US$88 and US$630, respectively.

Prior to the acquisition, Ruifeng did not prepare its financial statements in accordance with US GAAP. The Company determined that the cost of reconstructing the financial statement of Ruifeng for the periods prior to the acquisition outweighed the benefits. Based on an assessment of the financial performance of all companies acquired by the Group and a comparison of Ruifeng's and the Group's financial performance for the fiscal year prior to the acquisition, the Group did not consider Ruifeng on its own to be material to the Group. Thus the Group's management believes that the presentation of pro forma financial information with respect to the results of operations of the Group for the business combination is impractical.

Acquisition of Beijing Trustek

On January 10, 2014, the Group acquired 100% equity interest in Beijing Trustek for a cash consideration of US$1,639, 2,845,529 common shares of the Company, the fair value of which is US$8,229. Beijing Trustek is primarily engaged in providing enterprise mobility solutions and services, including hardware supplies, system management, application development, business intelligence and maintenance services. The purpose of the acquisition was to acquire business relationship in the healthcare industry and enhance market share in enterprise mobility. The Group began to consolidate Beijing Trustek's financial statement on January 10, 2014.

On the acquisition date, the fair value of share consideration is measured based on the market price of the Company's share of the equity interest on the acquisition date. The valuations used in the purchase price allocation were determined by the Company with the assistance of an independent third party valuation firm with the income approach applied. The allocation of the consideration for assets acquired, liability assumed and previously held equity interests based on their fair value was as follows:

As of January 10, 2014
US$
Cash consideration	1,639
Share consideration	8,229
Total	9,868
Cash and marketable security	3,591
Other current assets	4,830
Fixed assets	58
Other long term assets	249
Identifiable intangible assets acquired	1,623
Goodwill	6,294
Liability assumed	(6,777)
Total	9,868

Total identifiable intangible assets acquired upon acquisition mainly include Apple authorization of US$1,213 with an estimated useful life of 3 years, and customer relationship of US$410 with an estimated useful life of 4 years.

The excess of the purchase price over the tangible assets, identifiable intangible assets acquired and liabilities assumed was recorded as goodwill relating to enterprise segment. Goodwill primarily represents the expected synergies from combining operations of Beijing Trustek with those of the Group, which are complementary to each other, and intangible assets that do not qualify for separate recognition. In accordance with ASC350, goodwill is not amortized but is tested for impairment and is not deductible for tax purposes.

The amount of net revenue and net income of Beijing Trustek included in the Company's consolidated statements of comprehensive income/loss from the acquisition date to December 31, 2014 are US$62,569 and US$ 2,774, respectively.

Prior to the acquisition, Beijing Trustek did not prepare its financial statements in accordance with US GAAP. The Company determined that the cost of reconstructing the financial statement of Beijing Trustek for the periods prior to the acquisition outweighed the benefits. Based on an assessment of the financial performance of all companies acquired by the Group and a comparison of Beijing Trustek's and the Group's financial performance for the fiscal year prior to the acquisition, the Group did not consider Beijing Trustek on its own to be material to the Group. Thus the Group's management believes that the presentation of pro forma financial information with respect to the results of operations of the Group for the business combination is impractical.

Acquisition of Linkmotion

On June 15, 2015, the Group acquired 67% of the equity interests by acquiring preferred shares of Linkmotion for cash consideration of US$5,360. The preferred shares acquired take the voting rights as common shares. Linkmotion is primarily engaged in development of an optimized software and hardware in vehicle platform, in which everything is controlled by just one computer. The purpose of the acquisition was to add a new category of software and hardware services to the Group's growing product portfolio and expand the Group's business scale. The Group began to consolidate Linkmotion's financial statements on June 15, 2015.

On the acquisition date, the valuations used in the purchase price allocation were determined by the Group with the assistance of an independent third party valuation firm with the income approach applied. The allocation of the consideration for assets acquired, liability assumed and non-controlling interests based on their fair value was as follows:

As of June 15, 2015
US$
Cash consideration	5,360
Total consideration transferred	5,360
Other tangible assets	5,362
Identifiable intangible assets acquired	3,047
Goodwill	726
Liability assumed	(2,175)
Fair value of non-controlling interest	(1,600)
Total	5,360

Total identifiable intangible assets acquired include non-compete agreement of US$762 with an estimated useful life of 1 year, software platform of US$1,949 with an estimated useful life of 5 years and hardware design of US$336 with an estimated useful life of 5 years.

The excess of the purchase price over the tangible assets, identifiable intangible assets acquired and liabilities assumed was recorded as goodwill relating to enterprise segment. Goodwill primarily represents the expected synergies from combining operations of Linkmotion with those of the Group, which are complementary to each other and intangible assets that do not qualify for separate recognition. In accordance with ASC350, goodwill is not amortized but is tested for impairment at least annually or more frequently when events and circumstances occur indicating that the recorded goodwill may be impaired.

The fair value of non-controlling interest in Linkmotion has been determined in the valuation mainly based on the number of shares held by non-controlling shareholders and the equity value close to the acquisition date, taking into consideration a 33% discount for lack of control. The equity value close to the acquisition date was implied by the fair value of cash transferred on the acquisition date as consideration for the acquisition.

The amount of net revenue and net losses of Linkmotion included in the Group's consolidated statements of comprehensive income/loss from the acquisition date to December 31, 2015 are US$80 and US$2,526, respectively.

Prior to the acquisition, Linkmotion did not prepare its financial statements in accordance with US GAAP. The Company determined that the cost of reconstructing the financial statement of Linkmotion for the periods prior to the acquisition outweighed the benefits. Based on an assessment of the financial performance of all companies acquired by the Group and a comparison of Linkmotion's and the Group's financial performance for the fiscal year prior to the acquisition, the Group did not consider Linkmotion on its own to be material to the Group. Thus the Group's management believes that the presentation of pro forma financial information with respect to the results of operations of the Group for the business combination is impractical.

For Consumer Business

Acquisition of FL Mobile and Red

On September 1, 2010, Beijing Technology signed an agreement under which Beijing Technology paid US$2,462 to FL Mobile, which was engaged in the promotion services of mobile applications in China, in exchange for 1) 33% of the equity interests in FL Mobile, and 2) the prepaid customer acquisition cost. The Group estimated separately the fair value of its equity investment and the fair value of the prepaid customer acquisition cost. Based on their relative fair value, the Group allocated US$1,007 as equity investment and US$1,455 as prepaid customer acquisition cost. The prepaid customer acquisition cost is being amortized until November 30, 2012 based on the number of estimated users developed for each reporting period under this program. The investment was accounted for under the equity method of accounting due to the Group's inability to control FL Mobile prior to November 30, 2012.

In July 2012, the Company, through Beijing Technology, and all other shareholders of FL Mobile transferred 20% of the equity interest in FL Mobile to a new shareholder, in exchange for the transfer of certain intangible assets. Accordingly the equity interest of the Company on FL Mobile was decreased from 33% to 26.4%. The fair value of the intangible assets being valued were higher than the carrying amount of the equity interest which the Company transferred, which resulted in a gain of US$943 recorded by the Company as changes of interest in an associate for the year ended December 31, 2012.

On November 30, 2012, the Group acquired Red and the remaining equity interests in FL Mobile for the consideration of 12,346,647 common shares of the Company with certain sales restrictions, the fair value of which was US$16,421. As a result of this acquisition, the Group also made Red a wholly owned subsidiary of FL Mobile. The Company began to consolidate the consolidated financial statements of FL Mobile commencing on December 1, 2012. The purpose of the acquisition was to offer mobile games to the customers through FL Mobile's platform.

On the acquisition date, the fair value of share consideration is measured based on the market price of the Company's share on the acquisition date. The valuations used in the purchase price allocation were determined by the Company with the assistance of an independent third party valuation firm with the income approach applied. The allocation of the consideration for assets acquired, liability assumed and previously held equity interests based on their fair value was as follows:

As of November 30, 2012
US$
Fair value of previously held 26.4% equity interests	5,568
Consideration transferred	16,421
Total	21,989
Cash	490
Other tangible assets	4,167
Identifiable intangible assets acquired	4,977
Liability assumed	(3,493)
Goodwill	15,848
Total	21,989

In accordance with ASC 805 in a business combination achieved in stages the Group re-measured its previously held equity interest in FL Mobile on its acquisition-date fair value using the discounted cash flow method and recognized a gain of US$2,882 in other income for the year ended December 31, 2012. The significant inputs used in the valuation of the Group's previously held equity interests in FL Mobile include (i) an assumed discount rate of 25%; (ii) an assumed terminal value based on a long-term sustainable growth rate of 3%; (iii) an assumed discount for lack of marketability of 25%; and (iv) the operating projections which are estimated based on historical pattern, future business plan and expected market growth rate.

Total identifiable intangible assets acquired upon acquisition mainly include customer relationships of US$80 with an estimated useful life of 4 years, user base of US$2,433 with an estimated useful life of 1.5 years, technology of various mobile platforms for mobile games downloading and knowledge sharing of US$2,273 with an estimated useful life of 4 years, and the self developed game acquired from Red of US$191 with an estimated useful life of 0.6 years.

The excess of the purchase price over the tangible assets, identifiable intangible assets acquired and liabilities assumed was recorded as goodwill relating to consumer segment. Goodwill primarily represents the expected synergies from combining operations of FL Mobile and Red with those of the Group, which are complementary to each other, and intangible assets that do not qualify for separate recognition. In accordance with ASC350, goodwill is not amortized but is tested for impairment and is not deductible for tax purposes.

The amount of combined net revenue and combined net income of FL Mobile and Red included in the Group's consolidated statements of comprehensive income/loss from the acquisition date to December 31, 2012 are US$707 and US$184, respectively.

Prior to the acquisition, FL Mobile and Red did not prepare its financial statements in accordance with US GAAP. The Company determined that the cost of reconstructing the financial statement of FL Mobile and Red for the periods prior to the acquisition outweighed the benefits. Based on an assessment of the financial performance of all companies acquired by the Group and a comparison of consolidated financial performance of FL Mobile and Red and the Group's financial performance for the fiscal year prior to the acquisition, the Group did not consider FL Mobile and Red as an aggregate on its own to be material to the Group. Thus the Group's management believes that the presentation of pro forma financial information with respect to the results of operations of the Group for the business combination is impractical.

 Acquisition of Fanyue

On March 21, 2013, the Group acquired 51% of the equity interest in Fanyue, which is primarily engaged in off-line user acquisition services, for cash consideration of US$88 and 808,146 common shares of the Company, the fair value of which was US$1,490. The purpose of this acquisition is to expand business to off-line mobile advertising businesses. The Group began to consolidate Fanyue's financial statements on March 21, 2013.

On the acquisition date, the fair value of share consideration is measured based on the market price of the Company's share on the acquisition date. The valuations used in the purchase price allocation were determined by the Company with the assistance of an independent third party valuation firm with the income approach applied. The allocation of the consideration for assets acquired, liability assumed and non-controlling interest based on their fair value was as follows:

As of March 21, 2013
US$
Cash consideration	88
Shares consideration	1,490
Total consideration transferred	1,578
Cash	192
Other working capital	476
Identifiable intangible assets acquired	335
Goodwill	1,694
Fair value of non-controlling interest	(1,119)
Total	1,578

Identifiable intangible assets acquired upon acquisition represent customer relationships of US$335 with an estimated useful life of 2.8 years.

The excess of the purchase price over the tangible assets, identifiable intangible assets acquired and liabilities assumed was recorded as goodwill relating to consumer segment. Goodwill primarily represents the expected synergies from combining operations of Fanyue with those of the Group, which are complementary to each other, and intangible assets that do not qualify for separate recognition. In accordance with ASC350, goodwill is not amortized but is tested for impairment and is not deductible for tax purposes.

The fair value of non-controlling interest in Fanyue has been determined in the valuation mainly based on the number of shares held by non-controlling shareholders and the equity value under non-controlling basis close to the acquisition date. The equity value under non-controlling basis was determined using discounted cash flow method considering the 6% premium to the discount rate of 25% used in controlling basis to reflect lack of control associated with non-controlling interest shareholders.

Prior to the acquisition, Fanyue did not prepare its financial statements in accordance with U.S. GAAP. The Company determined that the cost of reconstructing the financial statements of Fanyue for the periods prior to the acquisition outweighed the benefits. Based on an assessment of the financial performance of all companies acquired by the Group and a comparison of Fanyue's and the Group's financial performance for the fiscal year prior to the acquisition, the Group did not consider Fanyue on its own to be material to the Group. Thus the Group's management believes that the presentation of pro forma financial information with respect to the results of operations of the Group for the business combination is impractical.

On September 13, 2013, FL Mobile entered into an agreement to acquire all of the remaining equity interest of Fanyue held by the non-controlling shareholders, representing 49% of the outstanding share capital of Fanyue, for aggregate cash consideration of approximately US$86 and 5,359,490 common shares of the Company, the fair value of which is US$23,410. Effective upon September 13, 2013, Fanyue became the wholly owned subsidiary of the Group.

The amount of net revenue and net income of Fanyue included in the Company's consolidated statements of comprehensive income/loss from the acquisition date to December 31, 2013 are US$9,107 and US$1,618, respectively.

Acquisition of Best Partners

On September 6, 2013, the Group acquired 100% of the equity interests in Best Partners and its subsidiary Wanpu Beijing for 6,150,342 common shares of the Company, the fair value of which was approximately US$20,960. Best Partners is primarily engaged in mobile internet advertising and provides advertising services for smart phones operated under android and iOS systems by various forms, such as offer-wall advertising. Due to the restrictions of PRC laws and Regulation on Service Provider license, Best Partners runs its business mainly through its VIE Wanpu Century. The purpose of the acquisition was to enhance the Company's performance in mobile internet advertising. As a result of management assessment, Wanpu Beijing is the primary beneficiary of Wanpu Century and Beijing Celles New Media Advertisement Co. Ltd. Therefore, the Group begins to consolidate the financial results of Best Partners, Wanpu Beijing and its VIE on September 1, 2013.

On the acquisition date, the fair value of share consideration is measured based on the market price of the Company's share on the acquisition date. The valuations used in the purchase price allocation were determined by the Company with the assistance of an independent third party valuation firm with the income approach applied. The allocation of the consideration for assets acquired and liability assumed based on their fair value was as follows:

As of September 1, 2013
US$
Shares consideration	20,960
Total consideration transferred	20,960
Cash	358
Other current assets	736
Fixed assets	165
Identifiable intangible assets acquired	3,339
Goodwill	16,362
Total	20,960

Total identifiable intangible assets acquired mainly consist of customer relationships of US$3,339, which have an estimated weighted average useful life of 3.3 years.

The excess of the purchase price over the tangible assets, identifiable intangible assets acquired and liabilities assumed was recorded as goodwill relating to consumer segment. Goodwill primarily represents the expected synergies from combining operations of Best Partners with those of the Group, which are complementary to each other, and intangible assets that do not qualify for separate recognition. In accordance with ASC350, goodwill is not amortized but is tested for impairment and is not deductible for tax purposes.

The amount of net revenue and net income of Best Partners included in the Company's consolidated statements of comprehensive income/loss from the acquisition date to December 31, 2013 are US$6,220 and US$1,596, respectively.

Prior to the acquisition, Best Partners did not prepare its financial statements in accordance with US GAAP. The Company determined that the cost of reconstructing the financial statement of Best Partners for the periods prior to the acquisition outweighed the benefits. Based on an assessment of the financial performance of all companies acquired by the Group and a comparison of Best Partners' and the Group's financial performance for the fiscal year prior to the acquisition, the Group did not consider Best Partners on its own to be material to the Group. Thus the Group's management believes that the presentation of pro forma financial information with respect to the results of operations of the Group for the business combination is impractical.

Acquisition of Hetu

In June 2013, the Group, through FL Mobile, acquired 20% of equity interests in Hetu, which primarily engaged in mobile game development and operation, for a cash consideration US$16 and 1,150,385 common shares with fair value of US$1,722. As of December 31, 2013, the Group's equity interest in Hetu was diluted to 18.18% due to incoming of new investors. The equity investment was accounted for under the cost method, as the Group has no control or significant influence over Hetu prior to October 1, 2015.

On October 1, 2015, the Group, through FL Mobile, acquired the remaining 81.82% equity interests of Hetu for aggregated fair value of cash consideration of US$9,410. Thus, the Group owns 100% equity interest of Hetu. The purpose of the acquisition is to enhance the development and profitability of mobile games. The Group began to consolidate Hetu's financial statement on October 1, 2015.

On the acquisition date, the valuations used in the purchase price allocation were determined by the Company with the assistance of an independent third party valuation firm with the income approach applied. The preliminary allocation of the consideration for assets acquired, and liability assumed based on their fair value was as follows:

As of October 1, 2015
US$
Fair value of previous held 18.18% of equity interests	2,094
Cash consideration (paid)	6,137
Cash consideration (Contingent)*	3,273
Total	11,504
Cash	770
Other current assets	2,446
Fixed assets	17
Identifiable intangible assets acquired	4,874
Goodwill	6,766
Liability assumed	(3,369)
Total	11,504

*	According to the share purchase agreement, there is part of contingent consideration, which will be paid based upon the financial performance of Hetu for the years 2015 and 2016.

Total identifiable intangible assets acquired from Hetu mainly include non-compete agreement of US$79 with an estimated useful life of 36 months, the royalty fee of developed games of US$2,044 with an estimated useful life of 18 months and IPR&D games of US$2,751 with an estimated useful life of 46 months. The developed mobile games are games that are already developed and ready to publish. IPR&D games are games that are under researching and developing.

The excess of the purchase price over the tangible assets, identifiable intangible assets acquired and liabilities assumed was recorded as goodwill relating to consumer segment. Goodwill primarily represents the expected synergies from combining operations of Hetu and with those of the Group, which are complementary to each other and intangible assets that do not qualify for separate recognition. In accordance with ASC350, goodwill is not amortized but is tested for impairment at least annually or more frequently when events and circumstances occur indicating that the recorded goodwill may be impaired.

The amount of net revenue and net income of Hetu included in the Group's consolidated statements of comprehensive income/loss from the acquisition date to December 31, 2015 are US$5,253 and US$4,399, respectively.

Prior to the acquisition, Hetu did not prepare its financial statements in accordance with US GAAP. The Company determined that the cost of reconstructing the financial statement of Hetu for the periods prior to the acquisition outweighed the benefits. Based on an assessment of the financial performance of all companies acquired by the Group and a comparison of Hetu's and the Group's financial performance for the fiscal year prior to the acquisition, the Group did not consider Hetu on its own to be material to the Group. Thus the Group's management believes that the presentation of pro forma financial information with respect to the results of operations of the Group for the business combination is impractical.

Acquisition of Glory

On October 1, 2015, the Group, through FL Mobile Hong Kong Limited, which is a 100% owned subsidiary of FL Mobile Inc., acquired 100% of Glory with aggregated fair value of cash consideration of US$18,766. Glory primarily engages in publishing and operating mobile games overseas. The purpose of the acquisition is to enhance the development and profitability of mobile games business. The Group began to consolidate Glory's financial statement on October 1, 2015.

On the acquisition date, the valuations used in the purchase price allocation were determined by the Company with the assistance of an independent third party valuation firm with the income approach applied. The preliminary allocation of the consideration for assets acquired, and liability assumed based on their fair value was as follows:

As of October 1, 2015
US$
Cash consideration (paid)	12,500
Cash consideration (Contingent)*	6,266
Total	18,766
Cash	287
Other non-current assets	472
Identifiable intangible assets acquired	4,637
Goodwill	14,129
Liability assumed	(759)
Total	18,766

*	According to the share purchase agreement, there is part of contingent consideration, which will be paid based upon the financial performance of Glory for the years 2015 and 2016.

Total identifiable intangible assets acquired from Glory mainly include the distribution of three mobile games of US$4,637 with an estimated useful life of 36 months.

The excess of the purchase price over the tangible assets, identifiable intangible assets acquired and liabilities assumed was recorded as goodwill relating to consumer segment. Goodwill primarily represents the expected synergies from combining operations of Glory and with those of the Group, which are complementary to each other and intangible assets that do not qualify for separate recognition. In accordance with ASC 350, goodwill is not amortized but is tested for impairment at least annually or more frequently when events and circumstances occur indicating that the recorded goodwill may be impaired.

The amount of net revenue and net income of Glory included in the Group's consolidated statements of comprehensive income/loss from the acquisition date to December 31, 2015 are US$3,508 and US$2,796, respectively.

Prior to the acquisition, Glory did not prepare its financial statements in accordance with US GAAP. The Company determined that the cost of reconstructing the financial statement of Glory for the periods prior to the acquisition outweighed the benefits. Based on an assessment of the financial performance of all companies acquired by the Group and a comparison of Glory's and the Group's financial performance for the fiscal year prior to the acquisition, the Group did not consider Glory on its own to be material to the Group. Thus the Group's management believes that the presentation of pro forma financial information with respect to the results of operations of the Group for the business combination is impractical.

Acquisition of Tianya

On September 24, 2013, the Group acquired 100% of the equity interests of Tianya for a fixed cash consideration US$163 and 2,932,850 common shares of the Company, the fair value of which was approximately US$13,702, plus additional variable share consideration up to a maximum of 2,932,850 shares that are contingent upon the achievement of specified performance targets through September 2015. Tianya primarily engages in search engine marketing in mobile healthcare industry and promotions of healthcare organizations in mobile healthcare applications. The purpose of the acquisition was to expand the Company's business in mobile healthcare industry and to enhance the performance in mobile advertising business. The Group begins to consolidate Tianya's financial statement on October 1, 2013.

On the acquisition date, the fair value of share consideration is measured based on the market price of the Company's share on the acquisition date. The valuations used in the purchase price allocation were determined by the Company with the assistance of an independent third party valuation firm with the income approach applied. The allocation of the consideration for assets acquired and liability assumed based on their fair value was as follows:

As of October 1, 2013
US$
Cash consideration	163
Shares consideration	13,702
Contingent consideration	685
Total consideration transferred	14,550
Cash	420
Other current assets	479
Fixed assets	29
Identifiable intangible assets acquired	1,626
Goodwill	15,253
Liability assumed	(3,257)
Total	14,550

Total identifiable intangible assets acquired mainly consist of customer relationships valued at US$1,073 with an estimated useful life of 3.3 years and technology valued at US$553 with an estimated useful life of 5 years.

The excess of the purchase price over the tangible assets, identifiable intangible assets acquired and liabilities assumed was recorded as goodwill relating to consumer segment. Goodwill primarily represents the expected synergies from combining operations of Tianya with those of the Group, which are complementary to each other, and intangible assets that do not qualify for separate recognition. In accordance with ASC 350, goodwill is not amortized but is tested for impairment and is not deductible for tax purposes.

The amount of net revenue and net income of Tianya included in the Company's consolidated statements of comprehensive income/loss from the acquisition date to December 31, 2013 are US$1,017 and US$276, respectively.

Prior to the acquisition, Tianya did not prepare its financial statements in accordance with US GAAP. The Company determined that the cost of reconstructing the financial statement of Tianya for the periods prior to the acquisition outweighed the benefits. Based on an assessment of the financial performance of all companies acquired by the Group and a comparison of Tianya's and the Group's financial performance for the fiscal year prior to the acquisition, the Group did not consider Tianya on its own to be material to the Group. Thus the Group's management believes that the presentation of pro forma financial information with respect to the results of operations of the Group for the business combination is impractical.

Acquisition of Yinlong

In September of 2012, the Group acquired 18.9% of equity interest in Yinlong, which was mainly engaged in mobile music search and voiceprint recognition software services for a cash consideration of US$1,712. The equity investment was accounted for under the cost method, as the Group has no control or significant influence over Yinlong prior to November 11, 2013.

On November 11, 2013, the Group acquired additional 36.1% of the equity interests of Yinlong, accumulated to 55% of equity interest in Yinlong in aggregate, for a fixed cash consideration of US$2,664 and 1,409,666 common shares of the Company, the fair value of which was approximately US$3,803. The purpose of the acquisition was to acquire the core technology and mobile audio-based products of Yinlong. The Group began to consolidate Yinlong's financial statements on December 1, 2013.

On the acquisition date, the fair value of share consideration is measured based on the market price of the Company's share on the acquisition date. The valuations used in the purchase price allocation were determined by the Company with the assistance of an independent third party valuation firm with the income approach applied. The allocation of the consideration for assets acquired, liability assumed, previously held equity interests and non-controlling interests based on their fair value was as follows:

As of December 1, 2013
US$
Fair value of previously held 18.9% equity interest	2,694
Cash consideration	2,664
Shares consideration	3,803
Total	9,161
Cash	386
Other current assets	1,218
Fixed assets	52
Identifiable intangible assets acquired	2,118
Goodwill	12,382
Liability assumed	(533)
Fair value of non-controlling interest	(6,462)
Total	9,161

Total identifiable intangible asset acquired consists of core technology of voiceprint identification of US$2,118 with an estimated useful life of 5 years.

In accordance with ASC 805 in a business combination achieved in stages the Group re-measured its previously held equity interests in Yinlong on its acquisition-date fair value using the discounted cash flow method and recognized a gain of US$942 in other income for the year ended December 31, 2013. Significant inputs used in the income approach calculation include (i) an assumed discount rate of 24.5%; (ii) an assumed terminal value based on a long term sustainable growth rate of 3%; and (iii) the operating projections which are estimated based on historical pattern, future business plan and expected market growth rate.

The fair value of non-controlling interest in Yinlong has been determined in the valuation mainly based on the number of shares held by non-controlling shareholders and the equity value under non-controlling basis close to the acquisition date. The equity value under non-controlling basis was determined using discounted cash flow method considering the 3.6% premium to the discount rate of 24.5% used in controlling basis to reflect lack of control associated with non-controlling interest shareholders.

The excess of the purchase price over the tangible assets, identifiable intangible assets acquired and liabilities assumed was recorded as goodwill relating to consumer segment. Goodwill primarily represents the expected synergies from combining operations of Yinlong with those of the Group, which are complementary to each other, and intangible assets that do not qualify for separate recognition. In accordance with ASC350, goodwill is not amortized but is tested for impairment and is not deductible for tax purposes.

The amount of net revenue and net losses of Yinlong included in the Company's consolidated statements of comprehensive income/loss from the acquisition date to December 31, 2013 are nil and US$314, respectively.

On May 14, 2014, the Group acquired all of the remaining equity interest of Yinlong held by the non-controlling shareholder, representing 45% of the outstanding share capital of Yinlong, for an aggregate cash consideration of approximately US$312, 30,400,835 common shares of the Company, the fair value of which is US$62,200. plus additional variable share consideration up to a maximum of 7,600,208 shares that are contingent upon the achievement of specified performance targets through 2015 and 2016. Effective upon May 14, 2014, Yinlong became the wholly owned subsidiary of Beijing Technology.

Prior to the acquisition, Yinlong did not prepare its financial statements in accordance with US GAAP. The Company determined that the cost of reconstructing the financial statement of Yinlong for the periods prior to the acquisition outweighed the benefits. Based on an assessment of the financial performance of all companies acquired by the Group and a comparison of Yinlong's and the Group's financial performance for the fiscal year prior to the acquisition, the Group did not consider Yinlong on its own to be material to the Group. Thus the Group's management believes that the presentation of pro forma financial information with respect to the results of operations of the Group for the business combination is impractical.

Acquisition of Huayong

In September of 2013, the Group acquired 10% of the equity interests in Huayong, which is primarily engaged in the research and development, customizing and marketing of live wallpapers for smart phones using Android system, for a cash consideration of US$2,060. Meanwhile, the Group injected additional cash US$5 along with all other shareholders proportionately for capital increase. In December of 2013, the Group acquired additional 29.01% of equity interest in Huayong for a cash consideration of US$34,634 and 3,039,449 common shares valued at US$7,015. As of December 31, 2013, the equity investment was accounted for under the cost method, as the Group has no control or significant influence over Huayong prior to January 25, 2014.

On January 25, 2014, the Group acquired additional 18.99% of the equity interests in Huayong, accumulated to 58% of equity interest in Huayong in aggregate, for a cash consideration of US$249 and 12,930,378 common shares of the Company, the fair value of which was approximately US$40,808. The purpose of the acquisition was to acquire Huayong's products, enhance business relationship with mobile manufacturers and optimize business resources between NQ and its subsidiaries. The Group began to consolidate Huayong's financial statements on January 25, 2014.

On the acquisition date, the fair value of share consideration is measured based on the market price of the Company's share on the acquisition date. The valuations used in the purchase price allocation were determined by the Company with the assistance of an independent third party valuation firm with the income approach applied. The allocation of the consideration for assets acquired, liability assumed and previously held equity interests based on their fair value was as follows:

As of January 25, 2014
US$
Fair value of previously held 39.01% equity interests	43,406
Cash consideration	249
Share consideration	40,808
Total	84,463
Cash	294
Other current assets	2,974
Fixed assets	98
Identifiable intangible assets acquired	12,796
Goodwill	97,657
Liability assumed	(5,544)
Fair value of non-controlling interest	(23,812)
Total	84,463

Total identifiable intangible assets acquired upon acquisition mainly include core technology of mobile animation engine of US$4,309 with an estimated useful life of 5 years, mobile applications of US$721 with an estimated useful life of 1.5 years, user base of US$1,343 with an estimated useful life of 1.5 years, and the partnership with cell phone manufacturers of US$6,423 with and estimated useful life of 4 years.

In accordance with ASC 805 in a business combination achieved in stages the Group re-measured its previously held equity interest in Huayong on its acquisition-date fair value using the discounted cash flow method and recognized a loss of US$308 in the current year. The significant inputs used in the valuation of the Group's previously held equity interests in Huayong include (i) an assumed discount rate of 28%; (ii) an assumed terminal value based on a long-term sustainable growth rate of 3%; and (iii) the operating projections which are estimated based on historical pattern, future business plan and expected market growth rate.

The fair value of non-controlling interest in Huayong has been determined in the valuation mainly based on the number of shares held by non-controlling shareholders and the equity value under non-controlling basis close to the acquisition date. The equity value under non-controlling basis was determined using discounted cash flow method. A control premium of 25% is considered when determining the equity value, to reflect lack of control associated with non-controlling interest shareholders.

The excess of the purchase price over the tangible assets, identifiable intangible assets acquired and liabilities assumed was recorded as goodwill relating to consumer segment. Goodwill primarily represents the expected synergies from combining operations of Huayong with those of the Group, which are complementary to each other, and intangible assets that do not qualify for separate recognition. In accordance with ASC 350, goodwill is not amortized but is tested for impairment and is not deductible for tax purposes.

The amount of net revenue and net losses of Huayong included in the Company's consolidated statements of comprehensive income/loss from the acquisition date to December 31, 2014 are US$471 and US$892, respectively.

Prior to the acquisition, Huayong did not prepare its financial statements in accordance with US GAAP. The Company determined that the cost of reconstructing the financial statement of Huayong for the periods prior to the acquisition outweighed the benefits. Based on an assessment of the financial performance of all companies acquired by the Group and a comparison of Huayong's and the Group's financial performance for the fiscal year prior to the acquisition, the Group did not consider Huayong on its own to be material to the Group. Thus the Group's management believes that the presentation of pro forma financial information with respect to the results of operations of the Group for the business combination is impractical.

In June of 2014, the Group acquired additional 10% of the equity interest of Huayong held by the non-controlling shareholder, for an cash consideration of approximately US$114 and 18,450,000 common shares of the Company, the fair value of which is USD$28,155.

Acquisition of Yipai

On May 15, 2014, the Group acquired 70% equity interests of Yipai, which mainly engaged in image recognition and related advertising services, for the cash consideration of US$7,041 and 33,900,000 common shares of the Company, the fair value of which was US$49,291. The Group began to consolidate Yipai's financial statements on May 15, 2014. The purpose of the acquisition was to acquire the image recognition technology and explore the advertising with traditional media on mobile internet platform, using image searching as an entry.

On the acquisition date, the fair value of share consideration is measured based on the market price of the Company's share on the acquisition date. The valuations used in the purchase price allocation were determined by the Company with the assistance of an independent third party valuation firm with the income approach applied. The allocation of the consideration for assets acquired, liability assumed and non-controlling interest based on their fair value was as follows:

As of May 15, 2014
US$
Cash consideration	7,041
Share consideration	49,291
Total	56,332
Cash	2
Other current assets	6,711
Fixed assets	14
Identifiable intangible assets acquired	4,916
Goodwill	63,497
Liability assumed	(1,908)
Fair value of non-controlling interest	(16,900)
Total	56,332

Total identifiable intangible assets acquired mainly include Trade name of US$1,622 with an estimated useful life of 10 years, Completed technology of US$3,115 with an estimated useful life of 5 years and Covenant not-to-compete (“CNTC”) of US$ 178 with an estimated useful life of 5 years.

The excess of the purchase price over the tangible assets, identifiable intangible assets acquired and liabilities assumed was recorded as goodwill relating to consumer segment. Goodwill primarily represents the expected synergies from combining operations of Yipai with those of the Group, which are complementary to each other and intangible assets that do not qualify for separate recognition. In accordance with ASC 350, goodwill is not amortized but is tested for impairment and is not deductible for tax purposes.

The fair value of non-controlling interest in Yipai has been determined in the valuation mainly based on the number of shares held by non-controlling shareholders and the equity value close to the acquisition date, taking into consideration a 30% discount for lack of control. The equity value close to the acquisition date was implied by the fair value of cash and shares transferred on the acquisition date as consideration for the acquisition.

The amount of net revenue and net losses of Yipai included in the Group's consolidated statements of comprehensive income/loss from the acquisition date to December 31, 2014 are US$995 and US$789, respectively.

Prior to the acquisition, Yipai did not prepare its financial statements in accordance with US GAAP. The Company determined that the cost of reconstructing the financial statement of Yipai for the periods prior to the acquisition outweighed the benefits. Based on an assessment of the financial performance of all companies acquired by the Group and a comparison of Yipai's and the Group's financial performance for the fiscal year prior to the acquisition, the Group did not consider Yipai on its own to be material to the Group. Thus the Group's management believes that the presentation of pro forma financial information with respect to the results of operations of the Group for the business combination is impractical.

Acquisition of Showself

In September of 2013, the Group acquired 20% of the equity interests in Showself, which provides live mobile social video platform on mobile internet, for a cash consideration of US$500 and 885,478 common shares valued at US$3,004 on the investment date. The equity investment was accounted for under the cost method, as the Group has no control or significant influence over Showself prior to May 15, 2014.

On May 15, 2014, the Group acquired additional 45% of the equity interest in Showself, accumulated to 65% of equity interest in Showself in aggregate, for cash consideration of US$78 and 29,950,000 common shares of the Company, the fair value of which was US$43,547. The purpose of the acquisition was to bring a new service into the Group's product portfolio. The Group begins to consolidate Showself's financial statement on May 15, 2014.

On the acquisition date, the fair value of share consideration is measured based on the market price of the Company's share on the acquisition date. The valuations used in the purchase price allocation were determined by the Company with the assistance of an independent third party valuation firm with the income approach applied. The allocation of the consideration for assets acquired, liability assumed, previously held equity interests and non-controlling interests based on their fair value was as follows:

As of May 15, 2014
US$
Fair value of previously held 20% equity interests	13,572
Cash consideration	78
Share consideration	43,547
Total	57,197
Cash	32
Other current assets	394
Fixed assets	37
Identifiable intangible assets acquired	7,853
Goodwill	76,468
Liability assumed	(3,836)
Fair value of non-controlling interest	(23,751)
Total	57,197

In accordance with ASC 805 in a business combination achieved in stages the Group re-measured its previously held equity interest in Showself on its acquisition-date fair value using the discounted cash flow method and recognized a gain of US$10,083 in other income for the year ended December 31, 2014. The significant inputs used in the valuation of the Group's previously held equity interests in Showself include (i) an assumed discount rate of  22%; (ii) an assumed terminal value based on a long-term sustainable growth rate of 3%; and (iii) the operating projections which are estimated based on historical pattern, future business plan and expected market growth rate.

Total identifiable intangible assets acquired mainly consist of (i) Agency relationship of US$1,574 with an estimated useful life of 5.7 years; (ii) Trademark of US$2,158 with an estimated useful life of 10 years; (iii) Gaming in development of US$1,557 with an estimated useful life of 2.7 years; and (iv) User name of US$1,460 with an estimated useful life of 2.7 years.

The excess of the purchase price over the tangible assets, identifiable intangible assets acquired and liabilities assumed was recorded as goodwill relating to consumer segment. Goodwill primarily represents the expected synergies from combining operations of Showself with those of the Group, which are complementary to each other and intangible assets that do not qualify for separate recognition. In accordance with ASC 350, goodwill is not amortized but is tested for impairment and is not deductible for tax purposes.

The fair value of non-controlling interest in Showself has been determined in the valuation mainly based on the number of shares held by non-controlling shareholders and the equity value close to the acquisition date, taking into consideration a 30% discount for lack of control. The equity value close to the acquisition date was implied by the fair value of cash and shares transferred on the acquisition date as consideration for the acquisition.

The amount of net revenue and net losses of Showself included in the Group's consolidated statements of comprehensive income/loss from the acquisition date to December 31, 2014 are US$4,309 and US$1,013, respectively.

Prior to the acquisition, Showself did not prepare its financial statements in accordance with US GAAP. The Company determined that the cost of reconstructing the financial statement of Showself for the periods prior to the acquisition outweighed the benefits. Based on an assessment of the financial performance of all companies acquired by the Group and a comparison of Showself's and the Group's financial performance for the fiscal year prior to the acquisition, the Group did not consider Showself on its own to be material to the Group. Thus the Group's management believes that the presentation of pro forma financial information with respect to the results of operations of the Group for the business combination is impractical.